Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Share Capital [Member]	Additional Paid-In Capital [Member]	Share-Based Compensation Reserve [Member]	Legal Reserve [Member]	Retained Earnings Reserve [Member]	Retained Earnings [Member]	Total [Member]	Non-Controlling Interests [Member]	Total
Balances at beginning at Dec. 31, 2016	R$ 66,485	R$ (63,588)		R$ 636	R$ 7,966		R$ 11,499	R$ 71	R$ 11,570
Changes in equity [Roll forward]
Net income						45,393	45,393	3,086	48,479
Total comprehensive income						45,393	45,393	3,086	48,479
Legal reserve				2,269		(2,269)
Minimum mandatory dividends						(10,781)	(10,781)	(2,506)	(13,287)
Earnings retention					32,343	(32,343)
Balances at ending at Dec. 31, 2017	66,485	(63,588)		2,905	40,309		46,111	651	46,762
Changes in equity [Roll forward]
Net income						86,353	86,353	8,381	94,734
Total comprehensive income						86,353	86,353	8,381	94,734
Capital increase with cash	156,304						156,304		156,304
Capital increase with reserves	80,541				(40,312)	(40,229)
Capital increase with contribution of IPTAN and IESVAP	11,670	188,602					200,272		200,272
Legal reserve				4,318		(4,318)
Dividends cancelled						10,781	10,781		10,781
Share-based compensation			2,161				2,161		2,161
Dividends declared to non-controlling interests								(5,845)	(5,845)
Non controling interests arising on business combination								85,185	85,185
Earnings retention					52,587	(52,587)
Balances at ending at Dec. 31, 2018	315,000	125,014	2,161	7,223	52,584		501,982	88,372	590,354
Changes in equity [Roll forward]
Net income						153,916	153,916	18,846	172,762
Total comprehensive income						153,916	153,916	18,846	172,762
Capital increase with cash	150,000						150,000		150,000
Capital increase from shares contribution of shareholders	48,768	36,358					85,126	(44,774)	40,352
Capital increase from the corporate reorganization	122,062	137,051					259,113		259,113
Dividends declared						(38,000)	(38,000)	(13,812)	(51,812)
Dividends cancelled					4,107		4,107		4,107
Corporate reorganization	(635,830)	668,904	(2,161)	(7,223)	(23,690)
Allocation to additional paid-in capital		33,001			(33,001)
Share-based compensation	1	17,627	18,114				35,742		35,742
Issuance of common shares in initial public offering	16	992,762					992,778		992,778
Shares issuance cost		(79,670)					(79,670)		(79,670)
Balances at ending at Dec. 31, 2019	R$ 17	R$ 1,931,047	R$ 18,114			R$ 115,916	R$ 2,065,094	R$ 48,632	R$ 2,113,726